Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule Of Segment Reporting Electronic and Mechanical Components

Information on the Company’s two reportable segments, Electronic Components and Mechanical Components, was as follows:

	Three Months Ended June 30, 2026
	Electronic Components	Mechanical Components	Total
Revenue	$214,847	$285,881	$500,728
Segment cost of revenue(1)	98,753	126,591	225,344
Segment selling, general and administrative expenses(2)	23,127	38,293	61,420
Other segment items(3)	(1,844)	(355)	(2,199)
Segment Adjusted EBITDA	$94,811	$121,352	$216,163

	Three Months Ended June 30, 2025
	Electronic Components	Mechanical Components	Total
Revenue	$178,128	$222,316	$400,444
Segment cost of revenue(1)	81,458	110,060	191,518
Segment selling, general and administrative expenses(2)	23,218	35,622	58,840
Other segment items(3)	(1,150)	(2,438)	(3,588)
Segment Adjusted EBITDA	$74,602	$79,072	$153,674

	Six Months Ended June 30, 2026
	Electronic Components	Mechanical Components	Total
Revenue	$416,116	$543,470	$959,586
Segment cost of revenue(1)	190,710	246,250	436,960
Segment selling, general and administrative expenses(2)	48,169	80,396	128,565
Other segment items(3)	(3,717)	(1,326)	(5,043)
Segment Adjusted EBITDA	$180,954	$218,150	$399,104

	Six Months Ended June 30, 2025
	Electronic Components	Mechanical Components	Total
Revenue	$347,957	$432,566	$780,523
Segment cost of revenue(1)	160,516	218,760	379,276
Segment selling, general and administrative expenses(2)	44,297	73,969	118,266
Other segment items(3)	(1,240)	(3,578)	(4,818)
Segment Adjusted EBITDA	$144,384	$143,415	$287,799

(1)
Represents cost of revenue adjusted to exclude depreciation and amortization.
(2)
Represents selling, general and administrative expenses adjusted to exclude depreciation, transaction and other deal related expenses, acquisition and integration costs, restructuring related costs and non-cash share-based compensation expense.
(3)
Represents miscellaneous income and expense such as foreign currency gains and losses and other income.

Information on the Company’s two reportable segments, Electronic Components and Mechanical Components, was as follows:

	Year Ended December 31, 2025
	Electronic Components	Mechanical Components	Total
Revenue	$704,997	$886,023	$1,591,020
Segment cost of revenue(1)	335,217	437,067	772,284
Segment selling, general and administrative expenses(2)	97,868	155,499	253,367
Other segment items(3)	(3,083)	(2,852)	(5,935)
Segment Adjusted EBITDA	$274,995	$296,309	$571,304

	Year Ended December 31, 2024
	Electronic Components	Mechanical Components	Total
Revenue	$360,515	$382,477	$742,992
Segment cost of revenue(1)	173,413	195,500	368,913
Segment selling, general and administrative expenses(2)	59,058	72,310	131,368
Other segment items(3)	(1,000)	(288)	(1,288)
Segment Adjusted EBITDA	$129,044	$114,955	$243,999

	Year Ended December 31, 2023
	Electronic Components	Mechanical Components	Total
Revenue	$229,842	$194,653	$424,495
Segment cost of revenue(1)	116,112	103,767	219,879
Segment selling, general and administrative expenses(2)	47,897	32,386	80,283
Other segment items(3)	(211)	(634)	(845)
Segment Adjusted EBITDA	$66,044	$59,134	$125,178

Schedule Of Reconciliation Of Segment Adjusted EBITDA To Net Income (Loss) Before Income

The following table provides a reconciliation of Segment Adjusted EBITDA to Net income (loss) before income taxes for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Segment Adjusted EBITDA	$216,163	$153,674	$399,104	$287,799
Less:
Corporate costs	4,665	—	12,411	—
Interest expense, net	39,427	57,356	83,385	125,616
Depreciation and amortization	52,028	49,099	103,556	98,093
Acquisition and integration costs	715	1,214	1,437	19,963
Restructuring costs	—	738	270	2,475
Transaction and other deal related expenses	1,819	4,074	9,044	4,955
Share-based compensation expense(1)	107,111	2,206	109,591	4,536
Other non-recurring adjustments(2)	11,812	9,901	11,812	9,901
Net income (loss) before income taxes	$(1,414)	$29,086	$67,598	$22,260

(1)
Includes $7.5 million for employer taxes related to vested restricted stock units for the three and six months ended June 30, 2026.
(2)
Includes $13.3 million of expense related to the Convertible-Related Tax Receivable Agreement for the three and six months ended June 30, 2026.

The following table provides a reconciliation of Segment Adjusted EBITDA to Net income (loss) before income taxes for the periods presented:

	Year Ended December 31,
	2025	2024	2023
Segment Adjusted EBITDA	$571,304	$243,999	$125,178
Interest expense, net	220,316	161,052	124,496
Depreciation and amortization	200,111	96,303	65,324
Acquisition and integration costs	23,313	25,788	2,900
Restructuring costs	3,772	14,108	1,402
Transaction and other deal related expenses	12,695	3,054	643
Share-based compensation expense	27,259	406	—
Refinancing costs	—	335	190
Other non-recurring adjustments	21,524	(4,047)	(447)
Net income (loss) before income taxes	$62,314	$(53,000)	$(69,330)

Schedule Of Total Assets By Reportable Segment

Total assets by reportable segment were as follows:

	June 30, 2026	December 31, 2025
Electronic Components	$3,237,022	$3,059,230
Mechanical Components	3,615,489	3,537,204
Other	154,141	—
Total assets	$7,006,652	$6,596,434

Total assets by reportable segment were as follows:

	December 31,
	2025	2024
Electronic Components	$3,059,230	$2,995,245
Mechanical Components	3,537,204	3,322,345
Total assets	$6,596,434	$6,317,590

Schedule Of Capital Expenditures By Reportable Segment

Capital expenditures by reportable segment were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Electronic Components	$4,745	$2,297	$8,695	$4,391
Mechanical Components	5,842	10,303	13,595	17,004
Total capital expenditures	$10,587	$12,600	$22,290	$21,395

Capital expenditures by reportable segment were as follows:

	Year Ended December 31,
	2025	2024	2023
Electronic Components	$11,247	$12,595	$7,035
Mechanical Components	31,178	16,294	5,467
Total capital expenditures	$42,425	$28,889	$12,502

Schedule Of Long-lived Assets By Geographic Area

Long-lived assets consist of Property, plant and equipment, net and Operating lease right-of-use assets, net. Long-lived assets by geographic area were as follows:

	December 31,
	2025	2024
North America	$384,469	$370,825
Europe	73,343	81,223
All other	4,768	5,427
Total long-lived assets	$462,580	$457,475